Intangible assets - Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Goodwill	₩ 4,677,204	₩ 4,683,902		₩ 4,670,134
Software	259,233	263,341
Development cost	464,638	454,284
Others	816,871	406,309
Intangible assets, net	₩ 6,217,946	₩ 5,807,836	₩ 5,644,782	₩ 5,644,782